Other payables - Additional information (Details)	Jun. 30, 2022 EUR (€)
Other payables
Increase in other payables	€ 4,300,000
Increase in accrued expenses	2,500,000
Increase in fair value of foreign currency option	1,500,000
Social debts towards social agency included in other payables	€ 397,000